Subsequent Significant Events	12 Months Ended
Dec. 31, 2014
Subsequent Significant Events [Text Block]
SUBSEQUENT SIGNIFICANT EVENTS

a)  On January 9, 2015, our Focal One HIFU device was approved by Health Canada which will allow us to market the Focal One device for the treatment of prostate cancer in Canada.

b) On February 26, 2015, we announced a multi-national strategic OEM (original equipment manufacturer) partnership with Quanta System, a leading manufacturer of medical lasers for surgical and other applications. Under the agreement, Quanta will manufacture customized urological stone lasers to be sold under the EDAP brand. Additionally, EDAP will continue to distribute Holmium lasers in France and certain North African territories, pursuant to its exclusive agreement with Lumenis in those regions.

c) On March 9, 2015, we announced that based on a recent meeting with the FDA, the Company now plans to seek clearance of Ablatherm HIFU by way of a direct de novo petition as opposed to the application amendment we had been pursuing. The FDA indicated that while PMA approval would be required for specific claims regarding treatment of prostate cancer, a prostate tissue ablation claim could be cleared via a direct de novo 510(k) application. The de novo process was introduced by FDA for instances where a device is novel and there is therefore no suitable predicate device to support a standard 510(k) submission.  To qualify for the de novo pathway, the new device must also present no more than moderate risk. Therefore, the Company plans to pursue a de novo pathway based on the discussions with FDA. Our team is now diligently focused on preparing the de novo application.

d) On March 26, 2015, we announced that we entered into a multi-partner development project to treat liver cancer. This project aims at developing innovative diagnostic, imaging and therapeutic technologies to address liver cancer. To fund this development project, we will receive €2.4 million in non-dilutive financing from Bpifrance over the 5-year project period.

e)  In Mars 2015, we issued 92,754 new ordinary shares in the form of ADSs following the exercise of March 2012 Warrants.